Supplemental information to the Consolidated Statement of Cash Flows - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
Transfers from loans to other assets for other real estate owned	$ 1	$ 2	$ 2
Change in assets of consolidated investment management funds	27	365	317
Change in liabilities of consolidated investment management funds	4	4	0
Change in nonredeemable noncontrolling interests of consolidated investment management funds	49	309	43
Securities purchased not settled	219	170	174
Securities matured not settled	0	0	1,840
Available-for-sale securities transferred to held-to-maturity	1,497	3,691	0
Premises and equipment/operating lease obligations	239	203	251
Excise tax on share repurchases	24	26	28
Amortization of preferred stock discount	$ 10	$ 0	$ 0